PROMISSORY NOTES (Additional Information) (Details) (USD $)				0 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Apr. 11, 2013 Subsequent Event [Member]	Mar. 31, 2013 Non Related Party [Member]	Dec. 31, 2012 Non Related Party [Member]	Dec. 31, 2011 Non Related Party [Member]	Mar. 31, 2013 Non Related Party [Member] Secured Abhd Notes [Member]	Dec. 31, 2012 Non Related Party [Member] Secured Abhd Notes [Member]	Dec. 31, 2011 Non Related Party [Member] Secured Abhd Notes [Member]
Schedule Of Promissory Notes [Line Items]
Convertible Notes Payable	$ 25,000	$ 2,336,000	$ 6,372,763		$ 626,000	$ 626,000	$ 3,913,082	$ 480,000	$ 480,000	$ 25,000
Stock Issued During Period, Value, Conversion of Convertible Securities				$ 1,856,000